COMMITMENTS AND CONTINGENCIES (Detail Textuals)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 01, 2016 USD ($) m²	Feb. 27, 2017 USD ($) ft²	Feb. 21, 2017 USD ($) m²	Jan. 22, 2016 USD ($) ft²	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 27, 2017 m²	Jan. 22, 2016 m²
Commitments And Contingencies [Line Items]
Current monthly lease until April 2017					$ 208,937		$ 237,916
Balboa Boutiques Panama
Commitments And Contingencies [Line Items]
Area of lease land		152.18							152.18
Monthly lease payment		$ 3,671
Area of lease land in addition of mezzanine level | m²	99.63
Monthly lease payment in addition of mezzanine level	$ 2,200
Payment of rent					14,000	$ 13,000	53,000	$ 40,000
Additional Lease Term		36 months
Costa del Este Panama
Commitments And Contingencies [Line Items]
Area of lease land				182.72						182.72
Area of lease land in addition of mezzanine level | ft²				99.63
Monthly lease payment in addition of mezzanine level				$ 2,200
Payment of rent				$ 8,222	32,000		21,000
Additional Lease Term				5 years
Term of lease agreement				5 years
Toluca Lake/Burbank, CA
Commitments And Contingencies [Line Items]
Payment of rent					16,800
Current monthly lease until April 2017					5,600		5,600
Monthly lease from May 2017 to April 2018					$ 5,800		$ 5,800
Santa Monica, California
Commitments And Contingencies [Line Items]
Area of lease land | m²			492
Rent per month			$ 4,300
Additional Lease Term			3 years
Term of lease agreement			3 years
Annual escalation percentage			3.00%